Sales Inducements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in deferred sales inducement
Balance, beginning of period	$ 434	$ 459	$ 438
Sales inducements deferred	7	20	31
Amortization — Unlock	(82)	(28)	(2)
Amortization charged to income	(34)	(17)	(8)
Balance, end of period	$ 325	$ 434	$ 459